NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                October 30, 2024

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust –

Altegris Futures Evolution Strategy Fund

Donoghue Forlines Tactical Allocation Fund

Donoghue Forlines Tactical Income Fund

Donoghue Forlines Dividend Fund

Donoghue Forlines Momentum Fund

Donoghue Forlines Risk Managed Income Fund

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Post-Effective Amendment No. 1470, 1471, and 1472 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Risk Managed Income Fund, Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1470	0001580642-24-006321	October 24, 2024
Donoghue Forlines Tactical Allocation Fund	1471	0001580642-24-006353	October 25, 2024
Donoghue Forlines Tactical Income Fund	1471	0001580642-24-006353	October 25, 2024
Donoghue Forlines Dividend Fund	1471	0001580642-24-006353	October 25, 2024
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Donoghue Forlines Momentum Fund	1471	0001580642-24-006353	October 25, 2024
Donoghue Forlines Risk Managed Income Fund	1471	0001580642-24-006353	October 25, 2024
Ladenburg Income Fund	1472	0001580642-24-006385	October 28, 2024
Ladenburg Income & Growth Fund	1472	0001580642-24-006385	October 28, 2024
Ladenburg Growth & Income Fund	1472	0001580642-24-006385	October 28, 2024
Ladenburg Growth Fund	1472	0001580642-24-006385	October 28, 2024
Ladenburg Aggressive Growth Fund	1472	0001580642-24-006385	October 28, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

  /s/Stephanie Shearer

Stephanie Shearer

Secretary

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